Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued liabilities and other payables

Note 13 – Accrued liabilities and other payables

The components of accrued expenses and other payables are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	SGD	SGD	SGD	USD

Accrued payroll and welfare*	73,110	491,009	55,691	40,764
Accrued expenses**	13,400	319,486	1,159,049	848,374
Other payable***	142,685	596,757	76,002	55,631
Total accrued liabilities and other payables	229,195	1,407,252	1,290,742	944,769

*	Includes salary and fees due to directors amounting to S$427,896 as of December 31, 2023, which was repaid in 2024, and S$55,348 (US$40,512) as of December 31, 2024 which shall be repaid in 2025, whereas the salaries were due and payout was postponed as agreed with the directors.

**	Accrued expenses mainly consist of accruals of estimated supplier costs for renovation projects, professional service fees and other costs incurred yet to bill. It also included the audit fee of US$180,000 that was expected to be paid in early 2025.

***	Other payable mainly consists of payable for other services and credit card balances for short-term operating expense payments made on behalf by the directors.